Trade Receivables (Tables)	12 Months Ended
Jun. 30, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM
Current
Trade receivables
- Third parties	27,940,000	2,834,692	59,155,225
- Related parties	-	35,522,000	42,000,000
- Related companies	-	29,105,000	-

Less: Impairment losses
- Individual assessment	(94,000)	-	-
Total current	27,846,000	67,461,692	101,155,225

Schedule of Lifetime Expected Loss Provision for Trade Receivables	Lifetime expected loss provision for trade receivables of the Group are as follows:
	Gross carrying amount	Total impairment	Net carrying amount
	RM	RM	RM
June 30, 2024

Current	27,000,000	-	27,000,000

Past due:
1 to 30 days	470,000	(23,500)	446,500
More than 210 days	470,000	(70,500)	399,500
	27,940,000	(94,000)	27,846,000

June 30, 2023

Current	66,564,259	-	66,564,259

Past due:
1 to 30 days	814,786	-	814,786
31 to 120 days	82,647	-	82,647
	67,461,692	-	67,461,692

June 30, 2022

Current	101,111,250	-	101,111,250

Past due:
1 to 30 days	37,177	-	37,177
31 to 120 days	5,118	-	5,118
121 to 210 days	1,178	-	1,178
More than 210 days	502	-	502
	101,155,225	-	101,155,225